ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 - ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2024 and 2023 consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable	$139,214	$445,500
Less: allowance for estimated credit losses	—	—
	$139,214	$445,500

No allowance for estimated credit losses has been established as management believes that amounts outstanding are fully collectible. For 2024, 2023 and 2022, the Company had written-off uncollectible accounts receivable of nil, nil and $105,204, respectively. As the date of this report, the Company’s accounts receivable as of December 31, 2024 were collected in full.